Note 11 - Interest Expense and Other	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Other Nonoperating Income and Expense [Text Block]
8.	INTEREST EXPENSE AND OTHER

Interest expense and other for the three and six months ended June 30, 2024 and 2023 consisted of the following (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Amortization of premiums (accretion of discounts) on marketable securities, net	$(170)	$(41)	$(441)	$(229)
Expected credit losses	20	—	34	—
Impairment of right-of-use assets	—	47	—	47
Other	94	5	34	17
Interest expense and other	$(56)	$11	$(373)	$(165)

11.	INTEREST EXPENSE AND OTHER

Interest expense and other for the years ended December 31, 2023 and 2022 consisted of the following (in thousands):

	Twelve months ended December 31,
	2023	2022
Amortization of premiums (accretion of discounts) on marketable securities, net	$(474)	$778
Convertible note issuance costs	—	474
Loss on disposal of assets	111	—
Realized loss on instrument-specific credit risk	46	—
Expected credit losses	35	—
Realized losses on redemptions of marketable securities	—	77
Common Stock Purchase Agreement costs	—	29
Other	34	21
Interest expense and other	$(248)	$1,379